Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 12—RELATED PARTY TRANSACTIONS

Loans to principal officers, directors, and their affiliates were as follows:

(dollars in thousands)	March 31, 2018	December 31, 2017
Beginning balance	$2,300	$3,445
New loans and advances	300	2,200
Repayments	(500)	(3,345)

Ending balance	$2,100	$2,300

Loan commitments outstanding to executive officers, directors and their related interests with whom they are associated totaled approximately $1.8 million and $2.1 million at March 31, 2018 and December 31, 2017, respectively.

Deposits from principal officers, directors, and their affiliates at March 31, 2018 and December 31, 2017 were $43.9 million and $43.8 million, respectively.

NOTE 14—RELATED PARTY TRANSACTIONS

Loans to principal officers, directors, and their affiliates were as follows:

(dollars in thousands)	2017	2016
Beginning balance	$3,445	$3,971
New loans and advances	2,200	1,274
Repayments	(3,345)	(1,800)

Ending balance	$2,300	$3,445

Loan commitments outstanding to executive officers, directors and their related interests with whom they are associated totaled approximately $2.1 million and $2.3 million as of December 31, 2017 and 2016, respectively.

Deposits from principal officers, directors, and their affiliates at year-end 2017 and 2016 were $43.8 million and $37.2 million.